Non-current financial assets - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Detailed Information About Non-current Financial Assets [Line Items]
Increase (decrease) in financial assets	€ 14	€ (24)
Additions	9	€ 9
Security deposits paid
Disclosure Of Detailed Information About Non-current Financial Assets [Line Items]
Increase (decrease) in financial assets	20
Additions	€ 9